Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Revenue [Abstract]
Schedule of Contract Balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	As at March 31
	2021	2022
Receivables, which are included in ‘Trade and other receivables’	19,403	29,464
Contract liabilities	34,176	53,238

Non-current	453	27
Current	33,723	53,211
Total contract liabilities	34,176	53,238